Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Class Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Trading Symbol	FSEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 453,868,409
Holdings Count | shares	243
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$453,868,409
Number of Holdings	243
Portfolio Turnover	68%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.4 AAA 2.0 AA 5.0 A 3.4 BBB 16.9 BB 10.5 Not Rated 49.8 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.4 AAA - 2.0 AA - 5.0 A - 3.4 BBB - 16.9 BB - 10.5 Not Rated - 49.8 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 85.0 Corporate Bonds 2.6 U.S. Treasury Obligations 0.4 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 85.0 Corporate Bonds - 2.6 U.S. Treasury Obligations - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 12.4 Indonesia 9.8 Malaysia 9.4 Mexico 8.6 Brazil 7.6 South Africa 6.8 India 6.6 Thailand 4.9 China 4.8 Others 29.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 12.4 Indonesia - 9.8 Malaysia - 9.4 Mexico - 8.6 Brazil - 7.6 South Africa - 6.8 India - 6.6 Thailand - 4.9 China - 4.8 Others - 29.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Indonesia Government 9.8 Malaysia Government 9.4 United Mexican States 8.6 South African Republic 6.8 Republic of India 6.6 Kingdom of Thailand 4.9 Peoples Republic of China 4.8 Republic of Poland 4.8 Czech Republic 4.4 Brazilian Federative Republic 4.0 64.1
Fidelity Series Emerging Markets Debt Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Fund
Class Name	Fidelity® Series Emerging Markets Debt Fund
Trading Symbol	FEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,458,939,256
Holdings Count | shares	486
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,458,939,256
Number of Holdings	486
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.1 AA 8.4 A 3.5 BBB 19.5 BB 23.9 B 18.6 CCC,CC,C 12.7 D 0.2 Not Rated 3.6 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.1 AA - 8.4 A - 3.5 BBB - 19.5 BB - 23.9 B - 18.6 CCC,CC,C - 12.7 D - 0.2 Not Rated - 3.6 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 57.4 Corporate Bonds 31.3 U.S. Treasury Obligations 3.1 Preferred Securities 1.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.4 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 57.4 Corporate Bonds - 31.3 U.S. Treasury Obligations - 3.1 Preferred Securities - 1.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.4 United States 9.5 Mexico 7.6 Colombia 4.4 Brazil 4.3 Saudi Arabia 4.2 United Arab Emirates 3.9 Chile 3.9 Turkey 3.6 Dominican Republic 3.2 Others 55.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 9.5 Mexico - 7.6 Colombia - 4.4 Brazil - 4.3 Saudi Arabia - 4.2 United Arab Emirates - 3.9 Chile - 3.9 Turkey - 3.6 Dominican Republic - 3.2 Others - 55.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Petroleos Mexicanos 3.2 Turkish Republic 3.1 Dominican Republic 3.1 Argentine Republic 2.9 Arab Republic of Egypt 2.7 Colombian Republic 2.6 Republic of Nigeria 2.5 Oman Sultanate 2.1 United Mexican States 2.0 Indonesia Government 1.8 26.0